Warrants (Details) - $ / shares	1 Months Ended		6 Months Ended
	Jun. 28, 2019	Mar. 31, 2008	Jun. 30, 2021	Dec. 31, 2016
Warrant [Member]
Warrants (Details) [Line Items]
Warrants to purchase, description		in connection with the March 2008 Founders and Share Purchase Agreement, the Company granted to the investor warrants to purchase Convertible Preferred A shares (“Series A Warrants”), with an exercise price of NIS 0.84 ($0.23). The Series A Warrants may be converted at any time until the earlier of: (1) consummation of an initial public offering on certain stock exchanges as set forth in the warrant terms, with net proceeds to the Company of at least $15,000 (and pre-money valuation of at least $75,000), (2) merger or consolidation of the Company with another company, and (3) the sale of substantially all of the Company’s assets or substantially all of the shares to another party.
Series D-2 Convertible Preferred Shares [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Shares issued				2,775,398
Share price				$ 9.23
Series E-1 Convertible Preferred Shares [Member]
Warrants (Details) [Line Items]
Warrants to purchase, description			As of June 30, 2021, 200,596 Series E-1 warrants were outstanding and as a result of the IPO, the warrant liability to Convertible Preferred shares has been classified to warrants to Ordinary Shares in equity.
Series E-1 Convertible Preferred Shares [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrants to purchase, description	On June 28, 2019, in connection with a Private Placement Memorandum (the “2019 PPM”), the Company included the following as part of its issuance costs: (i) warrants to purchase up to 200,596 series E-1 Preferred shares (“Series E-1 warrants”) at a price per share of $15.95 against payment of a total exercise amount of up to $3,200 and (ii) a cash fee of 10% of any new investment that were introduced by National Securities.
Preferred shares			200,596